Total Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

N° Dividend	Type of Dividends	Date	Date of payment	Total amount ThCh$	Ch$ by share	Imputed to the Exercise
63	Provisional	30-11-2017	26-01-2018	40,485,044	4.93614	2017
64	Definitive	24-04-2018	18-05-2018	189,664,552	23.12488	2017
65	Provisional	29-11-2018	11-01-2019	91,823,319	11.19557	2018
66	Definitive	26-04-2019	17-05-2019	93,594,353	11.41150	2018
67	Provisional	26-11-2019	24-01-2020	19,343,307	2.35844	2019

Schedule of Currency Translation Adjustments

	12-31-2019	12-31-2018	12-31-2017
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	2,028,830	—	—
GasAtacama Chile S.A.	—	6,674,136	11,688,351
Others	882,643	547,835	920,567
Total	2,911,473	7,221,971	12,608,918

Schedule of Other Reserves Within Equity

	Balance as of		Balance as of
	1-1-2019	Changes	12-31-2019
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	7,221,971	(4,310,498)	2,911,473
Cash flow hedges	(153,562,242)	(48,831,600)	(202,393,842)
Remeasurement of available-for-sale financial assets	(1,038)	(3)	(1,041)
Other miscellaneous reserves	(31,421,964)	4,327,485	(27,094,479)
Total	(177,763,273)	(48,814,616)	(226,577,889)

	Balance as of		Balance as of
	1-1-2018	Changes	12-31-2018
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	12,608,918	(5,386,947)	7,221,971
Cash flow hedges	(52,329,034)	(101,233,208)	(153,562,242)
Remeasurement of available-for-sale financial assets	(1,027)	(11)	(1,038)
Other miscellaneous reserves	(35,068,098)	3,646,134	(31,421,964)
Total	(74,789,241)	(102,974,032)	(177,763,273)

	Balance as of		Balance as of
	1-1-2017	Changes	12-31-2017
Other Reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	(32,188,067)	(2,880,031)	(35,068,098)
Other miscellaneous reserves	2,722,113	(2,722,113)	—
Total	(136,755,547)	61,966,306	(74,789,241)

Summary of Non-Controlling Interests

		% financial interest
		Equity		Profit (loss)
Non-Controlling Interests	Non-Controlling	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2017
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	10,079,142	10,310,215	6,241,065	6,885,422	5,649,253
GasAtacama Chile S.A. (*)	0.00%	—	16,660,247	(1,258,164)	2,290,359	1,439,148
Total		10,079,142	26,970,462	4,982,901	9,175,781	7,088,401

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Schedule of Other Miscellaneous Reserves

	Balance as of	Balance as of	Balance as of
	12-31-2019	12-31-2018	12-31-2017
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	458,265,366	458,265,366	458,265,366
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	12,112,485	7,785,000	4,138,866
Total miscellaneous reserves	(27,094,479)	(31,421,964)	(35,068,098)
(1)

Reserve for corporate reorganization (Spin-Off). Corresponds to the effects from the reorganization of the Company and the separation of the non-Chilean businesses into a new entity, Endesa Américas S.A. completed no March 1, 2016.

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the monetary correction corresponding to the accumulated paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008..

Please note that, while the Company adopted IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.